Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information about Trade and Other Receivables

in CHF thousands	2024	2023
Trade receivables	286	295
Value added tax	470	253
Withholding tax	1,484	1,339
Other receivables	77	66
Balance at December 31	2,317	1,953
Trade receivables are denominated in the following currencies:

in CHF thousands	2024	2023
EUR	286	—
USD	—	295
Balance at December 31	286	295